Note 15 - Pension Plan - Changes in Plan Assets (Details) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of plan assets	$ 38,813	$ 33,016
Expected net return on plan assets	689	640
Employer	634	609
Plan participants	246	308
Benefits paid	(601)	(495)
Individual settlements	84
Other costs	(171)	(72)
Foreign exchange	(1,853)	4,658
Expected fair value of plan assets - December 31	37,841	38,664
Actuarial (gain)/loss, net of foreign exchange	(664)	149
Fair value of plan assets	$ 37,177	$ 38,813